Revenues	12 Months Ended
Dec. 31, 2021
Revenues
Revenues

26.         Revenues

According to the General Airports Law on Airports and its regulations, Company revenues are classified as aeronautical services and non-aeronautical services.

Aeronautical services include those services provided to airlines and passengers as well as complementary services.

Non-aeronautical services include those services that are not essential for operating an airport, such as the lease of commercial premises, restaurants and banks.

Revenues generated by aeronautical services are under a price regulation system administered by the Ministry of Infrastructure, Communications and Transportation for airport concessions, which establishes a maximum rate (TM) for each year in a five-year period. The TM is the maximum amount of revenue per “workload unit” that may be earned at an airport each year from regulated sources. Under this regulation, a workload unit is equivalent to one passenger (excluding transit passengers) or 100 kilograms (220 pounds) of cargo.

Non-aeronautical services are not covered by the regulation system administered by the Ministry of Infrastructure, Communications and Transportation. However, in some cases, they may be regulated by other authorities, as is the case with revenues generated from the operation of parking lots.

Under the General Airports Law and its regulations, revenues generated from the operation of parking lots are considered aeronautical revenues. For purposes of these financial statements, such revenues are classified as non-aeronautical.

Following is a detail of the composition of revenues of the Company, using the classification established by the General Airports Law and its related regulations, with the exception of non-aeronautical revenues as mentioned in the preceding paragraph:

	Year ended December 31,
	2021		2020		2019
Aeronautical services:
Domestic TUA	Ps.	3,422,714	Ps.	1,857,551	Ps.	3,776,401
International TUA		1,169,292		542,933		1,207,989
Landing charges		206,114		147,387		229,919
Platform for embarking and disembarking		134,436		90,257		150,055
Aircraft parking charges on extended stay or overnight		36,539		31,905		35,910
Domestic and international passenger and carry-on baggage check		52,998		29,688		62,970
Aerocars and jetways		22,395		19,920		48,074
Other airport services, leases and regulated access rights		233,240		222,917		241,344
Total revenues from aeronautical services	Ps.	5,277,728	Ps.	2,942,558	Ps.	5,752,662

	Year ended December 31,
	2021		2020		2019
Non-aeronautical services:
Commercial activities
Car parking charges	Ps.	217,728	Ps.	126,818	Ps.	279,463
Advertising(1)(2)		70,338		59,695		76,200
Retail operations(1)(2)		86,128		64,486		124,554
Food and beverage(1)(2)		120,148		87,499		144,374
Car rental operators(1)(2)		142,651		111,037		149,454
Time share developers(1)(2)		13,557		12,683		16,663
Financial services(1)(2)		8,355		7,853		10,367
Communication and services(1)(2)		18,137		17,800		16,006
Services to passenger		3,561		3,281		4,127
VIP lounges		49,381		36,538		51,176
Other services		49,593		44,300		43,542
Total revenue from commercial activities		779,577		571,990		915,926

Diversification activities:
Hotel services		221,728		141,890		357,032
OMA Carga		257,210		183,382		194,936
Real estate services		19,721		16,499		18,181
Industrial services		63,737		51,272		39,451
Other services		6,889		7,547		4,966
Total diversification activities		569,285		400,590		614,566

Complementary activities:
Leasing of space(1)(2)		122,639		85,729		83,477
Access rights		21,316		15,819		19,709
Documented baggage inspection		150,238		86,491		175,006
Other services (CUSS and CUTE)		10,324		10,420		10,921
Total of complimentary activities		304,517		198,459		289,113
Total revenue from non-aeronautical services	Ps.	1,653,379	Ps.	1,171,039	Ps.	1,819,605
(1)	These revenues are considered as commercial concessions.

(2)	Revenues from commercial concessions and complementary activities are generated principally based on the terms of Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the NCPI) and/or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent are included under the caption “Commercial concessions” above.

Approximately 76% of consolidated revenues for the years ended December 31, 2021, 2020 and 2019, generated by the Monterrey, Acapulco, Mazatlán, Culiacán, Chihuahua, Ciudad Juárez, and San Luis de Potosí airports.